Supplement dated August 16, 2022
to the Prospectus and Summary Prospectus (as previously supplemented, as applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia California Intermediate Municipal Bond Fund	9/1/2021
Columbia North Carolina Intermediate Municipal Bond Fund	9/1/2021
Columbia South Carolina Intermediate Municipal Bond Fund	9/1/2021
Columbia Virginia Intermediate Municipal Bond Fund	9/1/2021
Columbia Funds Series Trust I
Columbia Connecticut Intermediate Municipal Bond Fund	3/1/2022
Columbia Intermediate Municipal Bond Fund	3/1/2022
Columbia Massachusetts Intermediate Municipal Bond Fund	3/1/2022
Columbia New York Intermediate Municipal Bond Fund	3/1/2022
Columbia Oregon Intermediate Municipal Bond Fund	12/1/2021
This Supplement supersedes and replaces the Supplement to each Fund's Prospectus and Summary Prospectus dated June 15, 2022.
Anders Myhran previously announced that he plans to retire from Columbia Management Investment Advisers, LLC, the Fund's investment manager, effective September 30, 2022. Until then, Mr. Myhran will continue to serve as a Portfolio Manager of each Fund. Effective immediately, the information in each Fund's Prospectus and Summary Prospectus is hereby revised as follows.
The portfolio management information under the heading “Fund Management” in the Summary Prospectus and the “Summary of the Fund” section of the Prospectus for each Fund is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Paul Fuchs, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2012/2016*
Douglas Rangel, CFA	Senior Portfolio Manager	Portfolio Manager	June 2022
Anders Myhran, CFA	Senior Portfolio Manager	Portfolio Manager	2019**
* Mr. Fuchs has managed Columbia California Intermediate Municipal Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, and Columbia New York Intermediate Municipal Bond Fund since 2012; Mr. Fuchs has managed Columbia Connecticut Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, and Columbia Virginia Intermediate Municipal Bond Fund since 2016.
** Following his retirement on September 30, 2022, Mr. Myhran will no longer serve as a Portfolio Manager of the Fund.
The rest of the section remains the same.
The information about the portfolio management under the caption “Primary Service Providers/Primary Service Provider Contracts — Portfolio Managers” in the “More Information About the Fund" section of the Prospectus for each Fund is hereby revised to add the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Paul Fuchs, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2012/2016*
Douglas Rangel, CFA	Senior Portfolio Manager	Portfolio Manager	June 2022
Anders Myhran, CFA	Senior Portfolio Manager	Portfolio Manager	2019**
* Mr. Fuchs has managed Columbia California Intermediate Municipal Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, and Columbia New York Intermediate Municipal Bond Fund since 2012; Mr. Fuchs has managed Columbia Connecticut Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, and Columbia Virginia Intermediate Municipal Bond Fund since 2016.
** Following his retirement on September 30, 2022, Mr. Myhran will no longer serve as a Portfolio Manager of the Fund.
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Mr. Fuchs joined one of the Columbia Management legacy firms or acquired business lines in 1999. Mr. Fuchs began his investment career in 1990 and earned a B.S. in Finance from the University of Massachusetts and an M.B.A. from Suffolk University.
Mr. Rangel joined the Investment Manager in 2019. Prior to joining the Investment Manager, he was a senior director for client portfolio management at Galliard Capital Management, a wholly-owned subsidiary of Wells Fargo. Mr. Rangel began his investment career in 2000 and earned a B.A. in Business Management from Greenville University and an M.B.A. from the University of St. Thomas.
Mr. Myhran joined the Investment Manager in 1992. Mr. Myhran began his investment career in 1992 and earned a B.A. in business with majors in finance and quantitative analysis from the University of Wisconsin.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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